Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		$ (1,451)
Net unrealized gain (loss)		114	$ 1
Ending Balance		(597)	(1,451)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(1,131)	(1,042)
Net unrealized gain (loss)		657	(109)
Repurchase of shares under normal course issuer bids [note 19]		21	20
Ending Balance		(453)	(1,131)
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(135)	(262)
Net unrealized gain (loss)		114	1
Reclassification of net loss to net income		60	126
Ending Balance		39	(135)
Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(185)	(165)
Net unrealized gain (loss)		8	(29)
Reclassification of net loss to net income		5	9
Reclassification of tax effect to retained earnings		(11)
Ending Balance		(183)	(185)
Accumulated Net Unrealized Loss on Available-for-Sale investments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance			(1)
Reclassification of net loss to net income			1
AOCL [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(1,451)
Reclassification of tax effect to retained earnings	[1]	(11)
Ending Balance		$ (597)	$ (1,451)

[1]	AOCL is Accumulated Other Comprehensive Loss.